Acquisition of Judith Ripka Trademarks (Details Textual) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2014	Apr. 01, 2015	Apr. 03, 2014	Apr. 02, 2014
Assets Acquisition [Line Items]
Payments to Acquire Productive Assets	$ 14,000	$ 0	$ 30,878,000	$ 0
Proceeds from Issuance of Long-term Debt, Total			19,000,000	13,000,000
Installment One [Member] | Scenario, Forecast [Member]
Assets Acquisition [Line Items]
Payments to Acquire Productive Assets					1,000,000
Installment Two [Member] | Scenario, Forecast [Member]
Assets Acquisition [Line Items]
Payments to Acquire Productive Assets						1,200,000
Judith Ripka Trademarks [Member]
Assets Acquisition [Line Items]
Payments to Acquire Productive Assets							12,000,000
Stock Issued During Period, Shares, Purchase of Assets							571,429
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1
Assets Acquisition Purchase Price Allocation			24,790,000
Maximum Earn-Outs Payable			5,000,000
Debt Instrument, Maturity Date, Description			five year term
Assets Acquisition Direct Transaction Expenses			390,000
Judith Ripka Trademarks [Member] | Chief Design Officer [Member]
Assets Acquisition [Line Items]
Base Salary								750,000
Non Accountable Expenses								114,000
Payments for Rent, Monthly								1,000
Annual Cash Bonus Percentage			10.00%
Royalty Revenue, Total			6,000,000
Judith Ripka Trademarks [Member] | Installment One [Member]
Assets Acquisition [Line Items]
Proceeds from Issuance of Long-term Debt, Total			900,000
Judith Ripka Trademarks [Member] | Installment Two [Member]
Assets Acquisition [Line Items]
Proceeds from Issuance of Long-term Debt, Total			1,300,000
Ripka Seller Notes [Member]
Assets Acquisition [Line Items]
Debt Instrument, Face Amount							6,000,000
Royalty Revenue, Total			$ 6,000,000
Parent Company [Member] | Judith Ripka Trademarks [Member]
Assets Acquisition [Line Items]
Percentage of Common Stock Issued and Outstanding							0.00%